Structured Entities (Tables)	12 Months Ended
Oct. 31, 2020
Statement [Line Items]
Summary of Unconsolidated Structured Entities
The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)			2020			2019
	Canadian customer securitization vehicles (1)	Capital vehicles	Securitization vehicles	Canadian customer securitization vehicles (1)	Capital vehicles	Securitization vehicles
Interests recorded on our consolidated balance sheet
Cash and cash equivalents	46	1,173	–	66	547	–
Trading securities	75	–	72	8	–	35
FVTPL securities	158	–	–	567	–	–
FVOCI securities	291	–	–	616	–	–
Amortized cost securities	–	–	102	–	–	102
Derivatives	22	–	–	–	–	–
Other	–	39	–	–	15	–
	592	1,212	174	1,257	562	137
Deposits	46	1,173	–	66	547	–
Other	–	25	–	–	9	–
	46	1,198	–	66	556	–
Exposure to loss (2)	7,015	1	174	7,453	–	137
Total assets of the entities	5,265	1,198	2,560	4,854	556	875

(1)
Securities held that are issued by our Canadian customer securitization vehicles are comprised of asset-backed commercial paper and are classified as trading securities, FVTPL securities and FVOCI securities. All assets held by these vehicles relate to assets in Canada.

(2)	Exposure to loss represents securities held, undrawn liquidity facilities, total committed amounts of the BMO funded vehicle, derivative assets and loans.

Consolidated structured entities [member]
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities issued by our bank securitization vehicles:

(Canadian $ in millions)		2020		2019
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Credit cards	6,825	6,825	7,747	7,747
Consumer instalment and other personal (2)	6,291	6,312	5,872	5,876
Business and government	484	484	716	721
Total	13,600	13,621	14,335	14,344
Associated liabilities (3)	8,272	8,416	10,166	10,209

(1)	Carrying amount of loans is net of allowance.
(2)	Includes real estate lines of credit and auto loans.
(3)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.